PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 31,584
Ending balance	28,005	$ 31,584
Current lease liabilities	168
Non-current lease liabilities	3,293
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,610
Ending balance	7,871	10,610
Right-of-use assets	116
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,341
Ending balance	8,111	8,341
Right-of-use assets	983
Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,330
Ending balance	7,691	8,330
Right-of-use assets	2,496
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,303
Ending balance	4,332	4,303
Right-of-use assets	111
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	30,900	22,044
Additions, net of disposals	681	1,305
Non-cash disposals	(704)	(281)
Acquisitions through business combinations	184	7,334
Assets held by subsidiaries disposed during the period	(1,493)
Net foreign currency exchange differences	(98)	498
Ending balance	28,665	30,900
Classification of assets as held for sale [member]	(805)
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,289	8,633
Additions, net of disposals	258	535
Non-cash disposals	16	15
Acquisitions through business combinations	176	0
Assets held by subsidiaries disposed during the period	(1,493)
Net foreign currency exchange differences	25	106
Ending balance	7,466	9,289
Classification of assets as held for sale [member]	(805)
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,697	8,309
Additions, net of disposals	212	387
Non-cash disposals	(249)	(241)
Acquisitions through business combinations	8	0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(51)	242
Ending balance	8,617	8,697
Classification of assets as held for sale [member]	0
Gross Carrying Amount: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,593	1,131
Additions, net of disposals	150	77
Non-cash disposals	(440)	(26)
Acquisitions through business combinations		7,334
Net foreign currency exchange differences	(158)	77
Ending balance	8,145	8,593
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,321	3,971
Additions, net of disposals	61	306
Non-cash disposals	(31)	(29)
Acquisitions through business combinations	0	0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	86	73
Ending balance	4,437	4,321
Classification of assets as held for sale [member]	0
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions through business combinations	0
Assets held by subsidiaries disposed during the period	0
Classification of assets as held for sale [member]	0
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,636)	(2,417)
Non-cash disposals	94	147
Assets held by subsidiaries disposed during the period	403
Net foreign currency exchange differences	7	(135)
Depreciation expense	(712)	(1,247)
Disposals	9	16
Ending balance	(3,575)	(3,636)
Classification of assets as held for sale [member]	260
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,613)	(1,171)
Non-cash disposals	1	0
Assets held by subsidiaries disposed during the period	403
Net foreign currency exchange differences	(13)	(35)
Depreciation expense	(189)	(419)
Disposals	(8)	(12)
Ending balance	(1,143)	(1,613)
Classification of assets as held for sale [member]	260
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,404)	(950)
Non-cash disposals	90	130
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	20	(90)
Depreciation expense	(241)	(498)
Disposals	(1)	(4)
Ending balance	(1,534)	(1,404)
Classification of assets as held for sale [member]	0
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(263)	(88)
Non-cash disposals	2	17
Net foreign currency exchange differences	6	(3)
Depreciation expense	(199)	(189)
Disposals	0	0
Ending balance	(454)	(263)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(356)	(208)
Non-cash disposals	1	0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(6)	(7)
Depreciation expense	(83)	(141)
Disposals	0	0
Ending balance	(444)	(356)
Classification of assets as held for sale [member]	0
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Assets held by subsidiaries disposed during the period	0
Classification of assets as held for sale [member]	0
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,320	3,386
Assets held by subsidiaries disposed during the period	(889)
Net foreign currency exchange differences	(3)	148
Fair value adjustments		786
Ending balance	2,915	4,320
Classification of assets as held for sale [member]	(513)
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,934	2,212
Assets held by subsidiaries disposed during the period	(889)
Net foreign currency exchange differences	16	70
Fair value adjustments		652
Ending balance	1,548	2,934
Classification of assets as held for sale [member]	(513)
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,048	857
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(20)	78
Fair value adjustments		113
Ending balance	1,028	1,048
Classification of assets as held for sale [member]	0
Accumulated fair value adjustments: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Net foreign currency exchange differences	0	0
Fair value adjustments		0
Ending balance	0	0
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	338	317
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	1	0
Fair value adjustments		21
Ending balance	339	$ 338
Classification of assets as held for sale [member]	0
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Assets held by subsidiaries disposed during the period	0
Classification of assets as held for sale [member]	$ 0